SUBSIDIAIRIES AND ASSOCIATES	12 Months Ended
Dec. 31, 2025
Interests in Other Entities [Abstract]
SUBSIDIARIES AND ASSOCIATES	SUBSIDIARIES AND ASSOCIATES
The following table lists the principal legal entities which are included in the consolidated financial statements:

Company Name	Operating Purpose	Registered Office	Currency	31 December 2025 Capital and Voting Rights Share in %	31 December 2024 Capital and Voting Rights Share in %
CH Media TV AG [1]	Media	Switzerland	CHF	20.00	20.00
ello communications S.A.	Telecommunications	Switzerland	CHF	60.00	60.00
ITV Betriebsgesellschaft GmbH [1]	Telecommunications	Switzerland	CHF	50.00	50.00
Naxoo S.A 1	Telecommunications	Switzerland	CHF	48.80	48.80
REGIONALE GEMEINSCHAFTS-ANTENNEN-ANLAGE SPIEZ AG REGAS [1]	Telecommunications	Switzerland	CHF	30.00	30.00
Sitel S.A.	Telecommunications	Switzerland	CHF	66.70	66.70
Sunrise Financing Partnership	Holding	United States	CHF	100.00	100.00
Sunrise FinCo I B.V.	Holding	Netherlands	CHF	100.00	100.00
Sunrise FinCo II B.V.	Holding	Netherlands	CHF	100.00	100.00
Sunrise GmbH	Telecommunications	Switzerland	CHF	100.00	100.00
Sunrise HoldCo I B.V.	Holding	Netherlands	CHF	100.00	100.00
Sunrise HoldCo II B.V.	Holding	Netherlands	CHF	100.00	100.00
Sunrise HoldCo III B.V.	Holding	Netherlands	CHF	100.00	100.00
Sunrise HoldCo IV B.V.[2]	Holding	Netherlands	CHF	100.00	100.00
Sunrise HoldCo V B.V.	Holding	Netherlands	CHF	100.00	100.00
Sunrise HoldCo VI B.V.[3]	Holding	Netherlands	CHF	100.00	100.00
Sunrise Portugal S.A.	Telecommunications	Portugal	CHF	100.00	100.00
Swiss Open Fiber AG	Telecommunications	Switzerland	CHF	100.00	100.00
Swiss-Ski Store GmbH [1]	Other	Switzerland	CHF	50.00	50.00
TELDAS GmbH [1]	Telecommunications	Switzerland	CHF	23.00	23.00
Télédistal S.A.[4]	Telecommunications	Switzerland	CHF	38.90	38.90
Télévaux S.A.	Telecommunications	Switzerland	CHF	80.00	80.00
UPCB Finance VII Limited [5]	Holding	Cayman Islands	CHF	—	—
[1] Investment is accounted for using the equity method.
2 In 2023, Sunrise HoldCo IV B.V. was directly held by Sunrise HoldCo V B.V. (former Liberty Global Europe Financing B.V.). All other entities were indirect subsidiaries of Sunrise HoldCo V B.V. (former Liberty Global Europe Financing B.V).
[3] Since 2024, following the spin-off, Sunrise HoldCo VI B.V. is directly held. All other entities are indirect subsidiaries of Sunrise Communications AG.
4 Télédistal S.A. is controlled by Sitel S.A. (58.3%) and Sitel S.A. is controlled by Sunrise GmbH (66.7%).
5 As of 31 December 2024, no shares are held, but the entity is controlled by Sunrise.